Trade accounts receivable - Trade accounts receivable, less allowance for doubtful accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade accounts receivable
Trade accounts receivable	€ 3,805,881	€ 3,973,540
less allowance for doubtful accounts	474,891	482,461	€ 427,841	€ 344,706
Trade accounts receivable, net	€ 3,330,990	3,491,079
Collection period for trade accounts receivable	1 year
Trade accounts receivable included in other non-current assets	€ 11,977	€ 15,051